Turnover and Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Turnover	£ 34,099	£ 33,754	£ 30,821
Non-current assets	51,890	53,295
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	6,279	6,116
US [member]
Disclosure of geographical areas [line items]
Non-current assets	17,899	19,483
Rest of World. [member]
Disclosure of geographical areas [line items]
Non-current assets	27,712	27,696
Customer [member]
Disclosure of geographical areas [line items]
Turnover	34,099	33,754	30,821
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	980	942	923
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	14,556	13,890	11,982
Customer [member] | Rest of World. [member]
Disclosure of geographical areas [line items]
Turnover	£ 18,563	£ 18,922	£ 17,916